REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES
Schedule of disaggregation of revenue

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Service line
Sales of goods – third parties
– EV lifestyle models	351,860	627,683	464,172
– Sports cars	75,745	211,771	183,160
– Parts and others	29,264	33,445	9,394
	456,869	872,899	656,726
Sales of goods – related parties
– EV lifestyle models	2,016	6,650	1,093
– Sports cars	290	3,318	951
– Parts and others	3,627	8,194	1,388
	5,933	18,162	3,432
Subtotal	462,802	891,061	660,158

Services- third parties
– R&D service	18,884	1,224	3,448
– others[1]	8,367	7,706	2,829
	27,251	8,930	6,277
Services- related parties
– R&D service	25,101	22,799	10,619
– others[2]	3,944	1,559	1,954
	29,045	24,358	12,573
Subtotal	56,296	33,288	18,850
Total revenues	519,098	924,349	679,008

[1] Others primarily include trainings, installed premium intelligent driving system and upgrades, free battery charging services, maintenance services and vehicle internet connection services.

[2] Others primarily include commission service fee.

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Chinese mainland	262,772	314,368	419,448
UK	102,930	208,255	83,827
European countries, excluding UK	112,028	209,724	97,217
All others	41,368	192,002	78,516
	519,098	924,349	679,008

Schedule of contract liabilities

	As of December 31,
	2025	2024
	US$	US$
Current liabilities
– Contract liabilities – third parties	18,459	33,964
– Contract liabilities – related parties*	228	150
Non-current liabilities
– Contract liabilities – third parties	7,458	8,683
Contract liabilities, current and non-current	26,145	42,797

*This item is included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2025 and 2024.